Note 8 - Share-based Payments - Warrant Activity (Details) - Warrants [member]		6 Months Ended
		Jun. 30, 2025 $ / shares	Jun. 30, 2024 $ / shares
Statement Line Items [Line Items]
Warrants granted		3,044,794	2,738,473
Warrants granted		1,372,407	538,460
Warrants granted, weighted average exercise price (in dollars per share)		$ 0.07	$ 0.4
Warrants forfeited		(83,662)	(84,559)
Warrants forfeited, weighted average exercise price (in dollars per share)		$ 0.23	$ 2.75
Warrants outstanding	[1]	4,333,539	3,192,374
Warrants exercisable		2,953,561	2,258,206

[1]	Number of warrants exclude non-employee warrants as referred to in Note 6.